Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	3 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 62,868,284	$ 136,508,872
China, Hong Kong & Taiwan [Member]
Disaggregation of Revenue [Line Items]
Total revenue	18,636,757	64,058,155
Southeast Asia [Member]
Disaggregation of Revenue [Line Items]
Total revenue	10,294,944	41,981,433
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,361,646	10,399,422
India Sub-continent [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,715,013	18,796,708
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 12,859,925	$ 1,273,154